Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,321,170,000.00
Previously Paid Amount	0.00
Total Fee Amount	182,453.58
Total Offset Amount	0.00
Net Fee	$ 182,453.58